Insurance technical provisions and pension plans (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	R$ 5,966,184	R$ 5,818,525
Year claims were notified - Up to 2009
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	2,334,101
Payments of claims	(2,226,319)
Outstanding Claims	107,782
Year claims were notified - Up to 2009 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,210,909
Year claims were notified - Up to 2009 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,219,991
Year claims were notified - Up to 2009 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,193,645
Year claims were notified - Up to 2009 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,179,949
Year claims were notified - Up to 2009 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,179,419
Year claims were notified - Up to 2009 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,209,826
Year claims were notified - Up to 2009 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,222,800
Year claims were notified - Up to 2009 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,240,171
Year claims were notified - Up to 2009 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,228,954
Year claims were notified - Up to 2009 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,234,024
Year claims were notified - Up to 2009 | Ten years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,334,101
Year claims were notified - 2010
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	2,607,504
Payments of claims	(2,589,805)
Outstanding Claims	17,699
Year claims were notified - 2010 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,595,369
Year claims were notified - 2010 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,592,573
Year claims were notified - 2010 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,562,789
Year claims were notified - 2010 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,561,264
Year claims were notified - 2010 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,577,663
Year claims were notified - 2010 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,607,212
Year claims were notified - 2010 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,611,105
Year claims were notified - 2010 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,599,521
Year claims were notified - 2010 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,608,176
Year claims were notified - 2010 | Nine years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,607,504
Year claims were notified - 2011
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	2,852,787
Payments of claims	(2,827,479)
Outstanding Claims	25,308
Year claims were notified - 2011 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,811,587
Year claims were notified - 2011 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,859,480
Year claims were notified - 2011 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	2,824,610
Year claims were notified - 2011 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,809,879
Year claims were notified - 2011 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,812,812
Year claims were notified - 2011 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,840,368
Year claims were notified - 2011 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,837,693
Year claims were notified - 2011 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,850,912
Year claims were notified - 2011 | Eight years after notification
Amount estimated for the claims:
Claims reported by policyholders	2,852,787
Year claims were notified - 2012
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,133,871
Payments of claims	(3,103,209)
Outstanding Claims	30,662
Year claims were notified - 2012 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,292,376
Year claims were notified - 2012 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,348,274
Year claims were notified - 2012 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,240,688
Year claims were notified - 2012 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,233,150
Year claims were notified - 2012 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,256,062
Year claims were notified - 2012 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,113,580
Year claims were notified - 2012 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,128,386
Year claims were notified - 2012 | Seven years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,133,871
Year claims were notified - 2013
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,058,018
Payments of claims	(3,024,891)
Outstanding Claims	33,127
Year claims were notified - 2013 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,034,096
Year claims were notified - 2013 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,224,788
Year claims were notified - 2013 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,041,662
Year claims were notified - 2013 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,009,371
Year claims were notified - 2013 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,044,232
Year claims were notified - 2013 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,049,171
Year claims were notified - 2013 | Six years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,058,018
Year claims were notified - 2014
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,679,657
Payments of claims	(3,631,431)
Outstanding Claims	48,226
Year claims were notified - 2014 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,669,868
Year claims were notified - 2014 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,937,126
Year claims were notified - 2014 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,663,951
Year claims were notified - 2014 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,671,822
Year claims were notified - 2014 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,655,382
Year claims were notified - 2014 | Five years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,679,657
Year claims were notified - 2015
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	4,275,952
Payments of claims	(4,201,838)
Outstanding Claims	74,114
Year claims were notified - 2015 | Four years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,275,952
Year claims were notified - 2015 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,428,926
Year claims were notified - 2015 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,277,245
Year claims were notified - 2015 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,232,474
Year claims were notified - 2015 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	4,260,118
Year claims were notified - 2016
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,932,335
Payments of claims	(3,848,680)
Outstanding Claims	83,655
Year claims were notified - 2016 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	4,109,825
Year claims were notified - 2016 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,912,436
Year claims were notified - 2016 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,923,389
Year claims were notified - 2016 | Three years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,932,335
Year claims were notified - 2017
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,754,077
Payments of claims	(3,657,661)
Outstanding Claims	96,416
Year claims were notified - 2017 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,749,457
Year claims were notified - 2017 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,740,543
Year claims were notified - 2017 | Two years after notification
Amount estimated for the claims:
Claims reported by policyholders	3,754,077
Year claims were notified - 2018
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,422,386
Payments of claims	(3,294,437)
Outstanding Claims	127,949
Year claims were notified - 2018 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,448,593
Year claims were notified - 2018 | One year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,422,386
Year claims were notified - 2019
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	3,300,264
Payments of claims	(2,619,618)
Outstanding Claims	680,646
Year claims were notified - 2019 | In the year after notification
Amount estimated for the claims:
Claims reported by policyholders	3,300,264
Year claims were notified - Total
Amount estimated for the claims:
Estimate of claims on the reporting date (2019)	36,350,952
Payments of claims	(35,025,368)
Outstanding Claims	R$ 1,325,584